S000107972 [Member] Performance Management - William Blair International Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE:
Performance Narrative [Text Block]	Information on the Fund’s annual total returns and average annual total returns will be provided after the Fund has completed a full calendar year of operations. Updated performance information will be available on the Fund’s website at im.williamblair.com or by calling 1-800-742-7272.
Performance One Year or Less [Text]	Information on the Fund’s annual total returns and average annual total returns will be provided after the Fund has completed a full calendar year of operations.
Performance Availability Website Address [Text]	im.williamblair.com
Performance Availability Phone [Text]	1-800-742-7272